Schedule of Weighted Average for Options Granted (Details) - 2021 Stock Plan [Member]	12 Months Ended
Dec. 31, 2023 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option term (years)	4 years 11 months 12 days
Volatility	110.21%
Unvested forfeiture rate	0.00%
Risk-free interest rate	3.93%
Dividend yield	0.00%
Weighted-average fair value per option granted	$ 0.1475